Leases (All Registrants)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
Lessee
The Registrants have operating and finance leases for which they are the lessees. The following tables outline the significant types of leases at each registrant and other terms and conditions of the lease agreements as of December 31, 2021. Exelon, ComEd, PECO, and BGE did not have material finance leases in 2021, 2020, or in 2019. PHI, Pepco, DPL, and ACE also did not have material finance leases in 2019.

	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Real estate	●	●	●	●	●	●	●	●
Vehicles and equipment	●	●	●	●	●	●	●	●

(in years)	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Remaining lease terms	1-84	1-3	1-12	1-84	1-10	1-10	1-10	1-7
Options to extend the term	3-30	5	N/A	N/A	3-30	5	3-30	5
Options to terminate within	1-11	1	N/A	1	N/A	N/A	N/A	N/A
The components of operating lease costs were as follows:

	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
For the year ended December 31, 2021
Operating lease costs	$84	$3	$—	$30	$43	$10	$12	$6
Variable lease costs	7	1	—	1	1	—	—	—
Total lease costs(a)	$91	$4	$—	$31	$44	$10	$12	$6

For the year ended December 31, 2020
Operating lease costs	$98	$3	$1	$33	$46	$11	$13	$6
Variable lease costs	7	1	—	1	2	1	1	—
Total lease costs(a)	$105	$4	$1	$34	$48	$12	$14	$6

For the year ended December 31, 2019
Operating lease costs	$98	$3	$1	$33	$48	$12	$14	$7
Variable lease costs	18	2	—	2	6	2	2	1
Total lease costs(a)	$116	$5	$1	$35	$54	$14	$16	$8
__________
(a)Excludes sublease income recorded at Exelon, PHI, and DPL of $4 million, $4 million, and $7 million for the years ended December 31, 2021, 2020, and 2019, respectively.
PHI, Pepco, DPL, and ACE recorded finance lease costs of $13 million, $5 million, $5 million, and $3 million, respectively, for the year ended December 31, 2021 and $9 million, $3 million, $4 million, and $2 million, respectively, for the year ended December 31, 2020.
The following tables provide additional information regarding the presentation of operating and finance lease ROU assets and lease liabilities within the Registrants’ Consolidated Balance Sheets:

	Operating Leases
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
As of December 31, 2021
Operating lease ROU assets
Other deferred debits and other assets	$271	$5	$1	$16	$209	$43	$46	$11

Operating lease liabilities
Other current liabilities	52	2	—	15	31	6	8	3
Other deferred credits and other liabilities	263	3	1	4	195	40	49	9
Total operating lease liabilities	$315	$5	$1	$19	$226	$46	$57	$12

As of December 31, 2020
Operating lease ROU assets
Other deferred debits and other assets	$338	$7	$1	$46	$241	$49	$54	$15

Operating lease liabilities
Other current liabilities	81	3	—	45	31	6	9	4
Other deferred credits and other liabilities	314	5	1	19	224	46	56	11
Total operating lease liabilities	$395	$8	$1	$64	$255	$52	$65	$15

	Finance Leases
	PHI	Pepco	DPL	ACE
As of December 31, 2021
Finance lease ROU assets
Plant, property and equipment, net	$73	$25	$29	$19

Finance lease liabilities
Long-term debt due within one year	10	3	4	3
Long-term debt	64	23	25	16
Total finance lease liabilities	$74	$26	$29	$19

As of December 31, 2020
Finance lease ROU assets
Plant, property and equipment, net	$50	$17	$20	$13

Finance lease liabilities
Long-term debt due within one year	7	2	3	2
Long-term debt	43	15	17	11
Total finance lease liabilities	$50	$17	$20	$13
The weighted average remaining lease terms, in years, for operating and finance leases were as follows:

	Operating Leases
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
As of December 31, 2021	8.9	3.3	6.1	13.7	7.5	8.6	8.5	3.5
As of December 31, 2020	9.0	3.8	4.2	8.3	8.2	9.1	9.1	4.0
As of December 31, 2019	8.7	4.6	4.4	5.4	9.0	9.8	9.7	4.7

	Finance Leases
	PHI	Pepco	DPL	ACE
As of December 31, 2021	6.1	5.9	6.1	6.3
As of December 31, 2020	6.5	6.3	6.5	6.5
The weighted average discount rates for operating and finance leases were as follows:

	Operating Leases
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
As of December 31, 2021	4.0%	2.8%	2.2%	4.0%	4.2%	4.0%	4.0%	3.4%
As of December 31, 2020	4.0%	3.0%	2.9%	3.8%	4.2%	4.0%	4.0%	3.5%
As of December 31, 2019	3.9%	3.0%	3.2%	3.6%	4.2%	4.0%	4.0%	3.6%

	Finance Leases
	PHI	Pepco	DPL	ACE
As of December 31, 2021	2.2%	2.3%	2.1%	2.1%
As of December 31, 2020	2.5%	2.6%	2.4%	2.4%
Future minimum lease payments for operating and finance leases as of December 31, 2021 were as follows:

	Operating Leases
Year	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
2022	$64	$2	$—	$16	$38	$8	$10	$4
2023	45	1	—	1	37	7	10	3
2024	43	1	—	—	36	7	8	3
2025	41	1	—	—	34	6	7	2
2026	35	—	—	—	29	5	5	1
Remaining years	162	—	1	18	94	22	30	—
Total	390	5	1	35	268	55	70	13
Interest	75	—	—	16	42	9	13	1
Total operating lease liabilities	$315	$5	$1	$19	$226	$46	$57	$12

	Finance Leases
Year	PHI	Pepco	DPL	ACE
2022	$12	$4	$5	$3
2023	12	4	5	3
2024	13	5	5	3
2025	12	4	5	3
2026	12	4	5	3
Remaining years	18	6	7	5
Total	79	27	32	20
Interest	5	1	3	1
Total finance lease liabilities	$74	$26	$29	$19

Cash paid for amounts included in the measurement of operating and finance lease liabilities were as follows:

	Operating cash flows from operating leases
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
For the year ended December 31, 2021	$93	$3	$—	$46	$39	$8	$9	$4
For the year ended December 31, 2020	67	3	1	20	39	8	9	4
For the year ended December 31, 2019	81	3	—	33	37	9	6	5

	Financing cash flows from finance leases
	PHI	Pepco	DPL	ACE
For the year ended December 31, 2021	$10	$3	$4	$3
For the year ended December 31, 2020	6	2	3	1
ROU assets obtained in exchange for operating and finance lease obligations were as follows:

	Operating Leases
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
For the year ended December 31, 2021	$1	$—	$—	$(1)	$1	$—	$1	$—
For the year ended December 31, 2020	(2)	—	1	—	(1)	—	(1)	—
For the year ended December 31, 2019	38	6	—	2	(3)	(1)	(2)	(1)

	Finance Leases
	PHI	Pepco	DPL	ACE
For the year ended December 31, 2021	$32	$12	$12	$8
For the year ended December 31, 2020	29	8	14	7

Leases of Lessor Disclosure [Text Block]
Lessor
The Registrants have operating leases for which they are the lessors. The following tables outline the significant types of leases at each registrant and other terms and conditions of their lease agreements as of December 31, 2021.

	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Real estate	●	●	●	●	●	●	●

(in years)	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Remaining lease terms	1-81	1-15	1-81	21	1-11	1-4	10-11	N/A
Options to extend the term	5-79	5-79	5-50	N/A	5	N/A	N/A	N/A
The components of lease income were as follows:

	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
For the year ended December 31, 2021
Operating lease income	$5	$—	$—	$—	$4	$—	$3	$—
Variable lease income	1	—	—	—	1	—	1	—

For the year ended December 31, 2020
Operating lease income	$5	$—	$—	$—	$3	$—	$3	$—
Variable lease income	1	—	—	—	1	—	1	—

For the year ended December 31, 2019
Operating lease income	$7	$—	$—	$—	$5	$—	$4	$—
Variable lease income	3	—	—	—	3	—	3	—
Future minimum lease payments to be recovered under operating leases as of December 31, 2021 were as follows:

Year	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
2022	$5	$—	$—	$—	$4	$—	$3	$—
2023	4	—	—	—	3	—	3	—
2024	4	—	—	—	4	—	4	—
2025	4	—	—	—	4	—	4	—
2026	4	—	—	—	4	—	4	—
Remaining years	32	1	4	1	26	—	26	—
Total	$53	$1	$4	$1	$45	$—	$44	$—